Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of premises and equipment
	2018	2017
	(In Thousands)
Premises	$5,003	$4,946
Furniture and equipment	3,357	3,356

	8,360	8,302
Accumulated depreciation and amortization	(5,629)	(5,238)

	$2,731	$3,064

Schedule of future minimum rental payments under these leases
Years ending December 31,
2019	$451
2020	396
2021	375
2022	307
2023	241
Thereafter	1,385
Total	$3,155